Intangible Assets - Disclosure of Aggregate Carrying Amounts of Goodwill and Distribution Rights Allocated to Each CGU (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated	$ 154,093	$ 7,846		$ 153,268	$ 108,341
Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated	118,130			118,920
Mexico [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated	56,352			55,137
Guatemala [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated	488			499
Nicaragua [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated	484			532
Costa Rica [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated	1,520			1,622
Panama [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated	1,185			1,241
Colombia [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated	5,824			5,988
Venezuela [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated				1,225
Brazil [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated	48,345			52,609
Argentina [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated	50			$ 67
Philippines [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated	$ 3,882

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3